Group assets and liabilities	12 Months Ended
Dec. 31, 2024
Group assets and liabilities
Group assets and liabilities

C1  Group assets and liabilities

C1.1  Group investments by business type

The analysis below is structured to show the investments of the Group's subsidiaries by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.

Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities. The Group uses the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, local external rating agencies’ ratings and, lastly, internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 31 December 2024 were $900 million (31 December 2023: $1,181 million). Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.

In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets that fall outside this range are classified as below BBB-.

The following table classifies assets into those that primarily back the Group’s participating funds that are measured under the variable fee approach, those backing unit-linked funds, other investments held within the insurance entities, Eastspring’s investments and those that are unallocated to a segment (principally centrally held investments).

In terms of the investments held by the insurance businesses, those within funds with policyholder participation and those within unit-linked funds represent underlying items. The gains or losses on these investments will be offset by movements in policyholder liabilities and therefore adjusted operating profit reflects the actual investment return on these assets. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently, adjusted operating profit recognises investment return on a longer-term basis for these assets.

In terms of other assets held within the insurance entities, these largely comprise assets backing IFRS shareholders’ equity or are non-underlying items backing GMM liabilities and therefore the returns on these other investments are recognised in adjusted operating profit at a longer-term rate.

	31 Dec 2024 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	453	573	642	–	1,668	–	1,668
Singapore	2,265	738	932	–	3,935	–	3,935
Thailand	3	3	2,580	–	2,586	–	2,586
United States	14,851	71	433	–	15,355	–	15,355
Vietnam	2,885	17	139	–	3,041	–	3,041
Other (predominantly Asia)	4,192	685	1,589	2	6,468	–	6,468
Subtotal	24,649	2,087	6,315	2	33,053	–	33,053
Other government bonds
AAA	1,617	119	112	–	1,848	–	1,848
AA+ to AA-	124	16	23	–	163	–	163
A+ to A-	643	82	268	–	993	–	993
BBB+ to BBB-	189	45	80	–	314	–	314
Below BBB- and unrated	354	6	48	–	408	–	408
Subtotal	2,927	268	531	–	3,726	–	3,726
Corporate bonds
AAA	1,400	158	280	–	1,838	–	1,838
AA+ to AA-	3,567	486	851	–	4,904	–	4,904
A+ to A-	13,451	491	1,629	–	15,571	1	15,572
BBB+ to BBB-	9,753	661	1,784	–	12,198	1	12,199
Below BBB- and unrated	1,477	477	342	–	2,296	–	2,296
Subtotal	29,648	2,273	4,886	–	36,807	2	36,809
Asset-backed securities
AAA	129	3	34	–	166	–	166
AA+ to AA-	4	–	1	–	5	–	5
A+ to A-	28	–	3	–	31	–	31
BBB+ to BBB-	2	–	1	–	3	–	3
Below BBB- and unrated	2	1	8	–	11	–	11
Subtotal	165	4	47	–	216	–	216
Total debt securities notes (ii)(v)	57,389	4,632	11,779	2	73,802	2	73,804
Loans
Mortgage loans	51	–	102	–	153	–	153
Other loans	364	–	–	–	364	–	364
Total loans	415	–	102	–	517	–	517
Equity securities and holdings in collective investment schemes
Direct equities	19,487	13,465	254	95	33,301	–	33,301
Collective investment schemes	37,652	8,338	1,698	13	47,701	–	47,701
Total equity securities and holdings in collective investment schemes	57,139	21,803	1,952	108	81,002	–	81,002
Other financial investments note (iii)	2,240	260	2,118	93	4,711	1,150	5,861
Total financial investments note (iv)	117,183	26,695	15,951	203	160,032	1,152	161,184
Investment properties	–	–	3	–	3	–	3
Cash and cash equivalents	1,396	564	1,225	142	3,327	2,445	5,772
Total investments	118,579	27,259	17,179	345	163,362	3,597	166,959

	31 Dec 2023 $m
	Asia and Africa
	Insurance
	Funds with
	policyholder	Unit-linked				Unallocated	Group
	participation	funds	Other	Eastspring	Total	to a segment	total
	note (i)
Debt securities
Sovereign debt
Indonesia	393	611	525	–	1,529	–	1,529
Singapore	3,006	607	929	–	4,542	–	4,542
Thailand	2	4	1,957	–	1,963	–	1,963
United States	23,552	84	2,351	–	25,987	–	25,987
Vietnam	3,143	30	173	–	3,346	–	3,346
Other (predominantly Asia)	4,375	669	1,819	28	6,891	–	6,891
Subtotal	34,471	2,005	7,754	28	44,258	–	44,258
Other government bonds
AAA	1,533	94	119	–	1,746	–	1,746
AA+ to AA-	120	17	29	–	166	–	166
A+ to A-	689	95	239	–	1,023	–	1,023
BBB+ to BBB-	271	57	56	–	384	–	384
Below BBB- and unrated	502	11	63	2	578	–	578
Subtotal	3,115	274	506	2	3,897	–	3,897
Corporate bonds
AAA	1,214	147	243	–	1,604	–	1,604
AA+ to AA-	2,716	440	934	–	4,090	–	4,090
A+ to A-	10,918	460	2,179	–	13,557	1	13,558
BBB+ to BBB-	9,466	714	2,055	–	12,235	1	12,236
Below BBB- and unrated	2,280	500	356	–	3,136	–	3,136
Subtotal	26,594	2,261	5,767	–	34,622	2	34,624
Asset-backed securities
AAA	174	2	54	–	230	–	230
AA+ to AA-	6	–	2	–	8	–	8
A+ to A-	30	–	7	–	37	–	37
BBB+ to BBB-	7	–	2	–	9	–	9
Below BBB- and unrated	–	1	–	–	1	–	1
Subtotal	217	3	65	–	285	–	285
Total debt securities notes (ii)(v)	64,397	4,543	14,092	30	83,062	2	83,064
Loans
Mortgage loans	65	–	83	–	148	–	148
Other loans	430	–	–	–	430	–	430
Total loans	495	–	83	–	578	–	578
Equity securities and holdings in collective investment schemes
Direct equities	18,711	12,075	182	128	31,096	–	31,096
Collective investment schemes	24,529	7,546	1,580	2	33,657	–	33,657
Total equity securities and holdings in collective investment schemes	43,240	19,621	1,762	130	64,753	–	64,753
Other financial investments note (iii)	2,893	396	1,707	101	5,097	2,628	7,725
Total financial investments note (iv)	111,025	24,560	17,644	261	153,490	2,630	156,120
Investment properties	–	–	39	–	39	–	39
Cash and cash equivalents	1,054	647	1,287	173	3,161	1,590	4,751
Total investments	112,079	25,207	18,970	434	156,690	4,220	160,910

Notes

(i)

Funds with policyholder participation represent investments held to support insurance products where policyholders participate in the returns of a specified pool of investments (excluding unit-linked policies) that are measured using the variable fee approach.

(ii)	Of the Group’s debt securities, the following amounts were held by the consolidated investment funds:

	31 Dec 2024 $m	31 Dec 2023 $m
Debt securities held by consolidated investment funds	10,409	11,116

(iii)	Other financial investments comprise derivative assets and deposits.

(iv)

Of the total financial investments of $161,184 million as at 31 December 2024 (31 December 2023: $156,120 million), $88,779 million (31 December 2023: $80,022 million) are expected to be recovered within one year, including equity securities and holdings in collective investment schemes.

(v)

The credit ratings, are created using a methodology developed by Prudential using ratings from various credit ratings agencies (Composite Ratings), S&P Global Ratings (S&P), Moody's and Fitch Solutions and their respective affiliates and suppliers. The ratings displayed are not credit opinions nor are they a rating issued by a rating agency, including S&P. To the extent that a credit rating is calculated using an S&P rating, such rating was used under a license from S&P and S&P reserves all rights with respect to such rating.

C1.2  Other assets and liabilities

(a)   Accrued investment income and other debtors

	31 Dec 2024 $m	31 Dec 2023 $m
Total accrued investment income, primarily interest receivable	902	1,003
Other debtors	1,310	1,161
Total accrued investment income and other debtors	2,212	2,164
Analysed as:
Expected to be settled within one year	2,162	2,048
Expected to be settled beyond one year	50	116
Total accrued investment income and other debtors	2,212	2,164

(b)   Accruals, deferred income and other creditors

Accruals, deferred income and other creditors are analysed as follows (detailed maturity analysis is provided in note C2.3):

	31 Dec 2024 $m	31 Dec 2023 $m
Accruals and deferred income	238	244
Interest payable	35	35
Other creditors	2,575	3,756
Total accruals, deferred income and other creditors	2,848	4,035

(c)   Assets and liabilities held for sale

In 2024, the Group pursued the disposal of a number of subsidiaries which, as the required conditions were met, were classified as held for sale at 30 June 2024. These subsidiaries were remeasured to their estimated fair value less expected costs to sell, with a resulting remeasurement loss of $(71) million recognised in the income statement within 'Loss attaching to corporate transactions'. After reflecting the impact of non-controlling interests and other related changes in equity, the overall impact on shareholders’ equity was a reduction of $(27) million.

C1.3  Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2024 $m	31 Dec 2023 $m
Cash	1,923	1,964
Cash equivalents	3,849	2,787
Total cash and cash equivalents	5,772	4,751
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	2,445	1,590
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	3,327	3,161
Total cash and cash equivalents	5,772	4,751

The Group’s cash and cash equivalents are held in the following currencies as at 31 December 2024: USD 54 per cent, MYR 11 per cent, HKD 6 per cent, GBP 5 per cent, SGD 4 per cent and other currencies 20 per cent (31 December 2023: USD 42 per cent, MYR 14 per cent, SGD 8 per cent, HKD 6 per cent, GBP 5 per cent and other currencies 25 per cent).

C1.4  Provisions

An analysis of movement in total provisions held is shown below:

	2024 $m	2023 $m
Balance at 1 Jan	224	206
Charge (credit) to income statement:
Additional provisions	136	198
Unused amounts released	(4)	(10)
Utilisation during the year	(133)	(172)
Exchange differences	(5)	2
Balance at 31 Dec	218	224

Of the $218 million of provisions at 31 December 2024 (31 December 2023: $224 million), which excludes any amounts attributable to insurance contracts,the Group held $199 million (31 December 2023: $215 million) provisions for staff benefits, which are generally expected to be paid out within the next three years.